Share-Based Compensation - Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Stock Options Determined Using the Black-Scholes Option-Pricing Model [Abstract]
Expected volatility	69.77%	65.30%	75.00%
Risk-free interest rate	4.43%	3.86%	0.72%
Probability weighted time to exit	6 years	6 years	3 years
Expected dividend yield	0.00%	0.00%	0.00%